Share Capital - Schedule of Assumptions Used to Estimate Fair Value of Performance Based Options (Detail) - Monte Carlo Simulation Model [Member] - Performance-based Options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
May Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares	1,299,072
Stock price | $ / shares	$ 2.16
Implied volatility	55.00%
Risk free rate	1.43%
June Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted | shares	650,000
Stock price | $ / shares	$ 1.89
Implied volatility	60.00%
Risk free rate	1.40%